Long-term Debt and Capital Lease Obligations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Senior Credit Agreement	$ 2,432,360,000	$ 2,611,580,000
Senior Long Term Notes	5,617,692,000	5,325,618,000
Convertible Bonds	423,196,000	407,705,000
Accounts receivable facility	0	50,185,000
Capital lease obligations	48,500,000	40,621,000
Other	63,801,000	82,113,000
Long-term debt and capital lease obligations	8,065,307,000	8,517,822,000
Less current maturities	(891,299,000)	(664,335,000)
Long-term debt and capital lease obligations less current maturities	7,174,008,000	7,853,487,000
Total Long Term Debt	8,065,307,000	8,517,822,000
Accounts Receivable Facility
Debt Instrument [Line Items]
Maximum amount available	800,000,000	800,000,000
Balance outstanding	0	51,000,000
Letter of credit outstanding which reduces available borrowings under the revolving credit facility	13,822,000	16,622,000
Term Loan USD [Member]
Debt Instrument [Line Items]
Maximum amount available	2,150,000,000	2,300,000,000
Balance outstanding	2,150,000,000	2,300,000,000
Term Loan EUR [Member]
Debt Instrument [Line Items]
Maximum amount available	287,953,800	300,481,000
Balance outstanding	287,953,800	300,481,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum amount available	3,884,393,800	4,035,961,000
Balance outstanding	2,450,476,900	2,625,591,000
Revolving Credit USD [Member]
Debt Instrument [Line Items]
Maximum amount available	1,000,000,000	1,000,000,000
Balance outstanding	12,523,100	25,110,000
Letter of credit outstanding which reduces available borrowings under the revolving credit facility	3,550,000	3,600,000
Revolving Credit EUR [Member]
Debt Instrument [Line Items]
Maximum amount available	$ 446,440,000	$ 435,480,000